Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

16. Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings per share from continuing operations for the periods indicated:

	Successor		Predecessor
	Three Months Ended March 31, 2012	Two Months Ended March 31, 2011	One Month Ended January 31, 2011
Income from Continuing Operations	$86.3	$10.2	$631.5
Shares (In thousands)	15,078	14,924	41,311
Effect of Dilutive Securities:
Restricted Stock	49	265	88
Warrants	587	604	—
Options	19	—	—

Total Dilutive Shares	15,733	15,793	41,399
Basic Income per Share	$5.72	$0.68	$15.29

Diluted Income per Share	$5.48	$0.65	$15.25

In computing diluted earnings per share under the treasury stock method, the Company considered potentially dilutive shares. The number of stock options that were anti-dilutive because they were not “in the money” was 1,152,408 for the one month ended January 31, 2011 at an average exercise price of $9.54.

The following table sets forth the computation of basic and diluted earnings per share from discontinued operations for the periods indicated:

	Successor		Predecessor
	Three Months Ended March 31, 2012	Two Months Ended March 31, 2011	One Month Ended January 31, 2011
Loss from Discontinued Operations	$—	$—	$(0.2)
Basic Loss per Share	—	—	(0.01)

Diluted Loss per Share	$—	$—	$—

7. Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share from continuing operations for the periods indicated:

	Successor	Predecessor
	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31,
			2010	2009
	(Millions of dollars, except share and per share data)
Income (Loss) from Continuing Operations	$241.5	$631.5	$4.6	$(28.7)
Shares (In thousands)	14,981	41,311	41,232	41,176
Effect of Dilutive Securities:
Restricted Stock	55	88	151	—
Warrants	579	—	—	—
Options	4	—	—	—

Total Dilutive Shares	15,619	41,399	41,383	41,176
Basic Income (Loss) per Share	$16.12	$15.29	$0.11	$(0.70)

Diluted Income (Loss) per Share	$15.46	$15.25	$0.11	$(0.70)

The following table sets forth the computation of basic and diluted earnings per share from discontinued operations for the periods indicated:

	Successor	Predecessor
	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31,
			2010	2009
	(Millions of dollars, except share and per share data)
Income (Loss) from Discontinued Operations	$—	$(0.2)	$1.2	$(9.8)
Basic Income (Loss) per Share	$—	$(0.01)	$0.03	$(0.24)

Diluted Income (Loss) per Share	$—	$—	$0.03	$(0.24)

In computing diluted earnings per share under the treasury stock method, the Company considered potentially dilutive shares. The number of stock options that were anti-dilutive because they were not “in the money” was 1,152,408, 1,152,408 and 1,162,464 for the one month ended January 31, 2011 and years ended December 31, 2010 and 2009, respectively. The average exercise price of these anti-dilutive options was $9.54, $9.54 and $9.56 for the one month ended January 31, 2011 and years ended December 31, 2010 and 2009, respectively.